As filed with the Securities and Exchange Commission on June 26, 2003

                                                                      File Nos.
                                                                      2-99112
                                                                      811-4356

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post-Effective Amendment No.   23                        (X)
                                   ------

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.   23                                       (X)
                    ------

                      FRANKLIN CALIFORNIA TAX-FREE TRUST
                      ----------------------------------
              (Exact Name of Registrant as Specified in Charter)

            ONE FRANKLIN PARKWAY, SAN MATEO, CALIFORNIA 94403-1906
            ------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (650) 312-2000
                                                          --------------

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [X] on July 1, 2003 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date)pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant's Class A, B and C prospectus and statement of additional information dated November 1, 2002, for Franklin California Insured Tax-Free Income Fund, Franklin California Intermediate-Term Tax-Free Income Fund and Franklin California Tax-Exempt Money Fund, as filed with the Securities and Exchange Commission under Form Type 485BPOS on October 30, 2002 (File Nos. 2-99112 and 811-4356) are hereby incorporated by reference.


O CAT P-1
                          SUPPLEMENT DATED JULY 1, 2003
                              TO THE PROSPECTUS OF
                       FRANKLIN CALIFORNIA TAX-FREE TRUST
              (FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND,
          FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND
                AND FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND)
                             DATED NOVEMBER 1, 2002

The prospectus is amended as follows:

I. As of July 1, 2003, the Franklin California Intermediate-Term Tax-Free Income Fund offers two classes of shares: Class A and Class C.

II. Footnote 1 in the section "Performance" for the Franklin California Insured Tax-Free Income Fund on page 8 is replaced with the following:

 1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2003, the Fund's year-to-date return was 1.29% for Class A shares.

III. The following information is added to the section "Financial Highlights" for the Franklin California Insured Tax-Free Income Fund beginning on page 14:

                                           SIX MONTHS ENDED
                                           DECEMBER 31, 2002
CLASS A                                      (UNAUDITED)
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period           12.32
                                           -------------
 Net investment income/1                         .29
 Net realized and unrealized gains               .29
                                           -------------
Total from investment operations                 .58
                                           -------------
 Distribution from net investment income        (.29)
Net asset value, end of period                 12.61
                                           -------------
Total return (%)/2                              4.76

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1 million)      1,857
Ratios to average net assets:(%)
 Expenses                                        .60/3
 Net investment income                          4.53/3
Portfolio turnover rate (%)                     7.72


                                           SIX MONTHS ENDED
                                           DECEMBER 31, 2002
CLASS B                                       (UNAUDITED)
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period           12.37
                                           ---------------
 Net investment income/4                         .25
 Net realized and unrealized gains               .30
                                           ---------------
Total from investment operations                 .55
                                           ---------------
 Distribution from net investment income        (.26)
Net asset value, end of period                 12.66
                                           ---------------
Total return (%)/2                              4.45

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)         72,219
Ratios to average net assets: (%)
 Expenses                                       1.15/3
 Net investment income                          3.98/3
Portfolio turnover rate (%)                     7.72


                                           SIX MONTHS ENDED
                                           DECEMBER 31, 2002
CLASS C                                      (UNAUDITED)
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period           12.41
                                           -----------------
 Net investment income/1                         .26
 Net realized and unrealized gains               .30
                                           ------------------
Total from investment operations                 .56
                                           ------------------
 Distribution from net investment income        (.26)
Net asset value, end of period                 12.71
                                           ------------------
Total return (%)/2                              4.52

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)        127,137
Ratios to average net assets: (%)
 Expenses                                       1.13/3
 Net investment income                          4.00/3
Portfolio turnover rate (%)                     7.72

 1. Based on average shares outstanding effective year ended June 30, 1999.
 2. Total return does not include sales charges.
 3. Annualized.
 4. Based on average shares outstanding.

IV. Footnote 1 in the section "Performance" for the Franklin California Intermediate-Term Tax-Free Income Fund beginning on page 21 is replaced with the following:

 1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2003, the Fund's year-to-date return was 0.79% for Class A shares.

V. The section "Fees and Expenses" for Franklin California Intermediate-Term Tax-Free Income Fund on page 23 is replaced with the following:

       FEES AND EXPENSES
---------------------------

       This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

       SHAREHOLDER FEES (fees paid directly from your investment)

                                                   Class A        Class C/1
------------------------------------------------------------------------------
       Maximum sales charge (load) as a
         percentage of offering price               2.25%          1.99%
       Load imposed on purchases                    2.25%          1.00%
       Maximum deferred sales charge (load)         None/2         0.99%/3

       Please see "Sales Charges" on page 39 for an explanation of how and when these sales charges apply.

       ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

                                                   Class A        Class C/1
------------------------------------------------------------------------------
       Management and administration fees/4         0.55%          0.55%
       Distribution and service (12b-1) fees        0.10%          0.65%
       Other expenses                               0.05%          0.05%
                                                   ----------------------------
       Total annual Fund operating expenses/4       0.70%          1.25%
                                                   ----------------------------

       1. The Fund began offering Class C shares on July 1, 2003. Annual Fund operating expenses are based on the expenses for Class A for the fiscal year ended June 30, 2002. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class C's Rule 12b-1 plan.

       2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 40) and purchases by certain retirement plans without an initial sales charge.

       3. This is equivalent to a charge of 1% based on net asset value.

       4. For the fiscal year ended June 30, 2002, the manager had agreed in advance to limit its management fees. With this reduction, management fees were 0.53% and total annual Fund operating expenses were 0.68% for Class A and thus, would be 0.53% and 1.23%, respectively, for Class C. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.

       EXAMPLE

       This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

       o You invest $10,000 for the periods shown;
       o Your investment has a 5% return each year;
       o The Fund's operating expenses remain the same; and
       o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                          1 Year   3 Years  5 Years  10 Years
------------------------------------------------------------------------------
       If you sell your shares at the
       end of the period:
       Class A                            $295/1    $444     $606     $1,076
       Class C                            $325      $493     $779     $1,596
       If you do not sell your shares:
       Class C                            $226      $493     $779     $1,596

       1. Assumes a contingent deferred sales charge (CDSC) will not apply.

VI. The following information is added to the section "Financial Highlights" for the Franklin California Intermediate-Term Tax-Free Income Fund beginning on page 27:

                                                        SIX MONTHS ENDED
                                                        DECEMBER 31, 2002
 CLASS A                                                   (UNAUDITED)
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                          11.41
                                                          -------------
 Net investment income/1                                        .22
 Net realized and unrealized gains                              .22
                                                          --------------
Total from investment operations                                .44
 Distribution from net investment income                       (.23)
Net asset value, end of period                                11.62
                                                          --------------
Total return (%)/2                                             3.84

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                       384,122
Ratios to average net assets: (%)
 Expenses                                                       .67/3
 Expenses excluding waiver and payment
   from affiliate                                               .67/3
Net investment income                                          3.85/3
Portfolio turnover rate (%)                                    4.41

 1. Based on average shares outstanding effective year ended June 30, 1999.
 2. Total return does not include sales charges.
 3. Annualized.

VII. Footnote 1 in the section "Performance" for the Franklin California Tax-Exempt Money Fund beginning on page 33 is replaced with the following:

 1. As of March 31, 2003, the Fund's year-to-date return was 0.14%. All Fund performance assumes reinvestment of dividends.

VIII. The following information is added to the section "Financial Highlights" for the Franklin California Tax-Exempt Money Fund beginning on page 38:

                                                        SIX MONTHS ENDED
                                                        DECEMBER 31, 2002
CLASS A                                                    (UNAUDITED)
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                           1.00
                                                          ----------------
 Net investment income                                          --/1
 Distributions from net investment income                       --/1
                                                          -----------------
Net asset value, end of period                                 1.00
                                                          -----------------
Total return (%)/2                                              .41

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                       714,555
Ratios to average net assets: (%)
 Expenses                                                       .57/3
 Net investment income                                          .82/3

1. Includes net investment income and distributions from net investment income in the amount of $.004.
2. Total return is not annualized for periods less than one year.
3. Annualized.

IX. The second paragraph in the section "Sales Charges" on page 39 is replaced with the following:

 Each class of the Insured and Intermediate Funds have their own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

X. The following sentence is added under the section "Sales Charges" on page 39:

 THE INTERMEDIATE FUND BEGAN OFFERING CLASS C SHARES ON JULY 1, 2003.

 XI. The first paragraph in the section "Buying Shares" on page 44 is replaced with the following:

 Certain Franklin Templeton funds, like the Insured and Intermediate Funds, offer multiple share classes not offered by the Money Fund. Please note that for selling or exchanging your shares, or for other purposes, shares of the Money Fund are considered Class A shares.

XII. The following information is added to the section "Buying Shares - Account Application" on page 45:

 We will keep your bank information on file for future purchases and redemptions. We do not accept cash, credit card convenience checks, non-bank money orders or travelers checks as forms of payment to purchase shares.

XIII. The section "Investor Services - Automatic Investment Plan" on page 47 is replaced with the following:

 AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment (please see page 44) with your application.

XIV. The first paragraph in the section "Investor Services - Telephone/Online Privileges" on page 48 is replaced with the following:

 TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; add or change your bank account information (online only); and, add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).

XV. The first paragraph in the section "Selling Shares - Contingent Deferred Sales Charge (CDSC)" on page 53 is replaced with the following:

 Most Franklin Templeton funds impose a 1% CDSC on certain investment of Class A shares sold with 18 months of purchase. While the Money Fund generally does not have a CDSC, it will impose one if you sell shares exchanged into the Money Fund from another Franklin Templeton fund and those shares would have been assessed a CDSC in the other fund. Please keep in mind that the time the shares are held in the Money Fund does not count towards the CDSC holding period.

XVI. The table "Selling shares" on page 54 is amended by replacing the second paragraph of the section "By Electronic Funds Transfer (ACH)" with the following:

 Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to provide the banking instructions online or send written instructions with your bank's name, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

XVII. The third and fifth bullet points of the section "Joint Account Risk with Telephone/Online Privileges" beginning on page 56 are replaced with the following:

 o Add/change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

 o Add/change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

XVIII. The section "Dealer Compensation" on page 58 is replaced with the following:

 DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

 INSURED FUND                         CLASS A    CLASS B     CLASS C
------------------------------------------------------------------------------
 COMMISSION (%)                          --        3.00       2.00/3
 Investment under $100,000              4.00        --          --
 $100,000 but under $250,000            2.80        --          --
 $250,000 but under $500,000            2.00        --          --
 $500,000 but under $1 million          1.60        --          --
 $1 million or more               up to 0.75/1      --          --
 12B-1 FEE TO DEALER                    0.10/1     0.15/2     0.65/4

 INTERMEDIATE FUND                               CLASS A     CLASS C
------------------------------------------------------------------------------
 COMMISSION (%)                                     --        2.00/3
 Investment under $100,000                         2.00         --
 $100,000 but under $250,000                       1.50         --
 $250,000 but under $500,000                       1.00         --
 $500,000 but under $1 million                     0.85         --
 $1 million or more                          up to 0.75/1       --
 12B-1 FEE TO DEALER                               0.10/1     0.65/4

 A dealer commission of up to 1% may be paid on Class C NAV purchases.
 A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

 1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

 2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After eight years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.

 3. Commission includes advance of the first year's 0.15% 12b-1 service fee. For purchases at NAV, Distributors may pay a prepaid commission.

 4. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

               Please keep this supplement for future reference




CAT SA-1

                          SUPPLEMENT DATED JULY 1, 2003
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN CALIFORNIA TAX-FREE TRUST
     (FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND, FRANKLIN CALIFORNIA
                                INTERMEDIATE-TERM
       TAX-FREE INCOME FUND AND FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND)
                             DATED NOVEMBER 1, 2002

The Statement of Additional Information is amended as follows:

 I. As of July 1, 2003, the Franklin California Intermediate-Term Tax-Free Income Fund offers two classes of shares: Class A and Class C.

II. The following is added to the second paragraph on page 1:

 The unaudited financial statements in the Funds' Semiannual Report to Shareholders, for the six-month period ended December 31, 2002, are also incorporated by reference.

III. The second paragraph on page 19 is replaced with the following:

 Investor Services receives a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

 The Fund may also pay servicing fees to certain financial institutions that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an employer sponsored retirement plan for which the institution, or its affiliate, provides participant level record keeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.

IV. The section "Management and Other Services - Custodian" on page 19 is replaced with the following:

 CUSTODIAN Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Fund's securities and other assets.

V. The fourth, fifth and seventh paragraphs under the section "Organization, Voting Rights and Principal Holders" beginning on page 21 is replaced with the following:

 The Insured Fund currently offers three classes of shares, Class A, Class B and Class C. The Interme-diate Fund currently offers two classes of shares, Class A and Class C. The full title of each class is:

 o Franklin California Insured Tax-Free Income Fund - Class A
 o Franklin California Insured Tax-Free Income Fund - Class B
 o Franklin California Insured Tax-Free Income Fund - Class C
 o Franklin California Intermediate-Term Tax-Free Income Fund - Class A
 o Franklin California Intermediate-Term Tax-Free Income Fund - Class C

 The Money Fund offers one share class. Shares of the Money Fund are considered Class A shares for redemption, exchanges and other purposes.

 Shares of each class of the Insured and Intermediate Funds represent proportionate interests in the Fund's assets. On matters that affect the Funds as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

VI. The following is added to the section "Organization, Voting Rights and Principal Holders" beginning on page 21:

 As of June 2, 2003, the principal shareholders of the Funds, beneficial or of record, were:

                                       SHARE                 PERCENTAGE
 NAME AND ADDRESS                      CLASS                    (%)
------------------------------------------------------------------------
 INSURED FUND
 Citigroup Global Markets Inc.         Class A                  9.98
 333 W 34th St., 3rd Floor
 New York, NY 10001-2402

 Citigroup Global Markets Inc.         Class B                  7.47
 333 W 34th St., 3rd Floor
 New York, NY 10001-2402

 Citigroup Global Markets Inc.         Class C                 14.39
 333 W 34th St., 3rd Floor
 New York, NY 10001-2402

 INTERMEDIATE FUND
 Citigroup Global Markets Inc.         Class A                  7.53
 333 W 34th St., 3rd Floor
 New York, NY 10001-2402

 From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Insured Fund and Intermediate Fund, no person holds beneficially or of record more than 5% of the outstanding shares of the Fund.

 As of June 2, 2003, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

VII. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 23 is replaced with the following:

 INITIAL SALES CHARGES The maximum initial sales charge for the Insured Fund is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B. The maximum initial sales charge for the Intermediate Fund is 2.25% for Class A and 1% for Class C. There is no initial sales charge for the Money Fund.

VIII. The third and fourth paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 23 is replaced with the following:

 CUMULATIVE QUANTITY DISCOUNT. For purposes of calculating the sales charge on Class A shares, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in Franklin Templeton funds. You also may combine the shares of your spouse or legal equivalent under state law, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you also may add any company accounts, including retirement plan accounts.

 LETTER OF INTENT (LOI). You may buy Class A shares of the Insured Fund and the Intermediate Fund at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13-month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

IX. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 25 is replaced with the following:

 Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of the Insured Fund and Intermediate Fund of $1 million or more: 0.75% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

X. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charges (CDSC)" on page 23 is replaced with the following:

 CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in Class A or Class C shares of the Insured Fund or the Intermediate Fund, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

XI. The fifth paragraph under the section "Buying and Selling Shares - General information" on page 27 is deleted.

XII. The third paragraph under the section "Pricing Shares" on page 28 is replaced with the following:

 Each class of the Insured Fund and Intermediate Fund calculate their NAV per share each business day at the close of trading on the New York Stock Exchange
 (NYSE)(normally 1:00 p.m. Pacific time). The Money Fund calculates its NAV per share at 3:00 p.m. Pacific time, each day the NYSE is open and, alternatively, if the NYSE is closed (other than for a national holiday or weekend), on each day that the U.S. government securities markets are open and the manager determines that there is sufficient liquidity in those markets, by dividing its net assets by the number of shares outstanding. National holidays include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

XIII. The first paragraph under "The Underwriter - Distribution and service (12b-1) fees" on page 29 is replaced with the following:

 DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for the Insured Fund's Class A and C shares and Intermediate Fund's Class A and C shares. Although the plans differ in some ways for each class, each plan is designed to benefit each Fund and its shareholders. Each plan is expected to, among other things, increase advertising of each Fund, encourage sales of each Fund and service to its shareholders, and increase or maintain assets of each Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Funds is useful in managing each Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

XIV. The first paragraph under "The Underwriter - Distribution and services (12b-1) fees - The Class B and C plans" on page 30 is replaced with the following:

 The Class B and C plans. The Insured Fund and Intermediate Fund each pay Distributors up to 0.65% per year of Class B and Class C's average daily net assets, as applicable, out of which 0.15% may be paid for services to the shareholders (service fees). The Class B and C plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B and C shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

XV. The information under "Performance - Insured and Intermediate Funds - Average annual total return before taxes," on page 31, is supplemented with the following:

 The average annual total returns before taxes for the indicated periods ended December 31, 2002, were:

                           1 YEAR (%)       5 YEARS (%)       10 YEARS (%)
-------------------------------------------------------------------------------
 INSURED FUND
 Class A                    3.27              4.54               5.77

                                                                 SINCE
                                                              INCEPTION
                                            1 YEAR (%)        (2/1/00) (%)
-------------------------------------------------------------------------------
 CLASS B                                      3.20               7.46

                                                                 SINCE
                                                              INCEPTION
                           1 YEAR (%)       5 YEARS (%)       (5/1/95) (%)
-------------------------------------------------------------------------------
 CLASS C                    5.23              4.66               5.61

                                                                 SINCE
                                                              INCEPTION
                           1 YEAR (%)       5 YEARS (%)       (9/21/92) (%)
-------------------------------------------------------------------------------
 INTERMEDIATE FUND
 Class A                    5.26              4.86               5.96

XVI. The information under "Performance - Insured and Intermediate Funds - Average annual total return after taxes on distributions," beginning on page 31, is supplemented with the following:

 The average annual total returns after taxes on distributions for the indicated periods ended December 31, 2002, were:

                           1 YEAR (%)       5 YEARS (%)       10 YEARS (%)
-------------------------------------------------------------------------------
 INSURED FUND
 Class A                    3.27              4.51               5.74

                                                               SINCE
                                                              INCEPTION
                                            1 YEAR (%)        (2/1/00) (%)
-------------------------------------------------------------------------------
 Class B                                      3.20               7.46

                                                                SINCE
                                                               INCEPTION
                           1 YEAR (%)       5 YEARS (%)       (5/1/95) (%)
------------------------------------------------------------------------------
 Class C                    5.23              4.63               5.57

                                                                SINCE
                                                               INCEPTION
                           1 YEAR (%)       5 YEARS (%)       (9/21/92) (%)
------------------------------------------------------------------------------
 INTERMEDIATE FUND
 Class A                    5.26              4.86               5.96

XVII. The information under "Performance - Insured and Intermediate Funds - Average annual total return after taxes on distributions and sale of fund shares," beginning on page 32, is supplemented with the following:

 The average annual total returns after taxes on distributions and redemption for the indicated periods ended December 31, 2002, were:

                           1 YEAR (%)       5 YEARS (%)       10 YEARS (%)
-------------------------------------------------------------------------------
 INSURED FUND
 CLASS A                    3.79              4.59               5.68

                                                                 SINCE
                                                               INCEPTION
                                            1 YEAR (%)        (2/1/00) (%)
------------------------------------------------------------------------------
 Class B                                      3.59                6.92

                                                                 SINCE
                                                               INCEPTION
                           1 YEAR (%)       5 YEARS (%)        (5/1/95) (%)
------------------------------------------------------------------------------
 Class C                    4.81              4.59                5.43

                                                                 SINCE
                                                                INCEPTION
                           1 YEAR (%)       5 YEARS (%)        (9/21/92) (%)
-------------------------------------------------------------------------------
 INTERMEDIATE FUND
 Class A                    4.77              4.79                5.78

XVIII. The information under "Performance - Insured and Intermediate Funds - Cumulative total return," on page 33, is supplemented with the following:

 The cumulative total returns for the indicated periods ended December 31, 2002, were:

                           1 YEAR (%)       5 YEARS (%)         10 YEARS (%)
-------------------------------------------------------------------------------
 INSURED FUND
 Class A                    3.27             24.86               75.22

                                                                 SINCE
                                                                INCEPTION
                                            1 YEAR (%)          (2/1/00) (%)
--------------------------------------------------------------------------------
 Class B                                      3.20               23.35

                                                                 SINCE
                                                                INCEPTION
                           1 YEAR (%)       5 YEARS (%)         (5/1/95) (%)
-------------------------------------------------------------------------------
 Class C                    5.23             25.56               52.03

                                                                 SINCE
                                                                INCEPTION
                           1 YEAR (%)       5 YEARS (%)         (9/21/92) (%)
-------------------------------------------------------------------------------
 INTERMEDIATE FUND
 Class A                    5.26             26.80               78.46

XIX. The information under "Performance - Insured and Intermediate Funds - Current yield," page 33, is supplemented with the following:

 The yields for the 30-day period ended December 31, 2002, were:

                     CLASS A (%)       CLASS B (%)     CLASS C (%)
-------------------------------------------------------------------------------
 Insured Fund           3.70             3.32             3.29
 Intermediate Fund      3.15

XX. The information under "Performance - Insured and Intermediate Funds - Taxable-equivalent yield," on page 34, is supplemented with the following:

 The taxable-equivalent yields for the 30-day period ended December 31, 2002, were:

                     CLASS A (%)       CLASS B (%)     CLASS C (%)
-------------------------------------------------------------------------------
 Insured Fund           6.64             5.96             5.91
 Intermediate Fund      5.66

XXI. The information under "Performance - Insured and Intermediate Funds - Current distribution rate," on page 34, is supplemented with the following:
 The current distribution rates for the 30-day period ended December 31, 2002, were:

                     CLASS A (%)       CLASS B (%)     CLASS C (%)
-------------------------------------------------------------------------------
 Insured Fund           4.31             3.91             3.87
 Intermediate Fund      3.73

 The taxable-equivalent distribution rates for the 30-day period ended December 31, 2002, were:

                     CLASS A (%)       CLASS B (%)     CLASS C (%)
-------------------------------------------------------------------------------
 Insured Fund           7.74             7.03             6.95
 Intermediate Fund      6.70

XXII. The information under "Performance - Money Fund - Average annual total return," on page 34, is supplemented with the following:

The average annual total returns for the indicated periods ended December 31, 2002, were:
                     1 YEAR (%)        5 YEARS (%)     10 YEARS (%)
-------------------------------------------------------------------------------
 Money Fund             0.88             2.16             2.37

XXIII. The information under "Performance - Money Fund - Current yield," on page 35, is supplemented with the following:

 The current yield for the seven-day period ended December 31, 2002, was 0.92%.

XXIV. The information under "Performance - Money Fund - Effective yield," on page 35, is supplemented with the following:

 The effective yield for the seven-day period ended December 31, 2002, was 0.92%.

XXV. The information under "Performance - Money Fund - Taxable-equivalent yield," on page 35, is supplemented with the following:

 The taxable-equivalent yield for the seven-day period ended December 31, 2002, was 1.65%.

XXVI. The information under "Performance - All Funds," on page 35, is replaced with the following:

 As of December 31, 2002, the combined federal and state income tax rate upon which the taxable-equivalent yield quotations were based was 44.31%. From time to time, as any changes to the rate become effective, taxable-equivalent yield quotations advertised by a Fund will be updated to reflect these changes. The Funds expect updates may be necessary as tax rates are changed by federal and state governments. The advantage of tax-free investments, like the Funds, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Funds.

           Please keep this supplement for future reference





                      FRANKLIN CALIFORNIA TAX-FREE TRUST
                              FILE NOS. 2-99112 &
                                   811-4356

                                    FORM N-1A
                                     PART C
                               OTHER INFORMATION

ITEM 23.   EXHIBITS

      The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i)  Agreement and Declaration of Trust dated July 18, 1985
                Filing: Post-Effective Amendment No. 12 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: April 21, 1995

           (ii) Certificate of Amendment of Agreement and Declaration of Trust for the Franklin California Tax-Free Trust dated July 22, 1992
                Filing: Post-Effective Amendment No. 12 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: April 21, 1995

           (iii)Certificate of Amendment of Agreement and Declaration of Trust of Franklin California Tax-Free Trust dated March 21, 1995
                Filing: Post-Effective Amendment No. 12 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: April 21, 1995

      (b)  By-Laws

           (i)  By-Laws
                Filing: Post-Effective Amendment No. 12 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: April 21, 1995

           (ii) Amendment to By-Laws dated January 18, 1994
                Filing:  Post-Effective Amendment No. 12 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: April 21, 1995

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i)  Management Agreement between Registrant and
                Franklin Advisers, Inc. dated November 1, 1986
                Filing: Post-Effective Amendment No. 12 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: April 21, 1995

           (ii) Management Agreement between Registrant, on behalf of the Franklin California Intermediate-Term Tax-Free Income Fund, and Franklin Advisers, Inc. dated
                September 21, 1992
                Filing: Post-Effective Amendment No. 12 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: April 21, 1995

           (iii)Amendment dated August 1, 1995 to the Management
                Agreement between Registrant, on behalf of the Franklin California Intermediate-Term Tax-Free Income Fund, and Franklin Advisers, Inc. dated
                September 21, 1992
                Filing: Post-Effective Amendment No. 14 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: October 29, 1996

           (iv) Form of Management Agreement between Registrant, on behalf of Franklin California Limited Term Tax-Free Income Fund, and Franklin Advisers, Inc.
                Filing:  Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: June 16, 2003

      (e)  Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 20 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: October 29, 2001

           (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated
                March 1, 1998
                Filing: Post-Effective Amendment No. 17 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: August 26, 1999

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i)  Master Custody Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Registrant: Franklin New York Tax-Free Trust
                Filing: Post-Effective Amendment No. 13 to
                Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: March 1, 1996

            (ii)Amendment dated May 7, l997 to the Master Custody
                Agreement dated February 16, 1996 between Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 15 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: October 30, 1997

           (iii)Amendment dated February 27, 1998, to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 16 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: August 21, 1998

           (iv) Amendment dated February 1, 2003, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing:  Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: June 16, 2003

           (v) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                Registrant: Franklin New York Tax-Free Trust
                Filing: Post-Effective Amendment No. 13 to
                Registration Statement on Form N-1A
                File No. 33-7785 Filing Date: March 1, 1996

      (h)  Other Material Contracts

          (i)   Agreement between Registrant and Financial
                Guaranty Insurance Company dated September 3, 1985
                Filing: Post-Effective Amendment No. 12 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: April 21, 1995

         (ii)   Amendment to Agreement between Registrant and
                Financial Guaranty Insurance Company dated
                November 24, 1992
                Filing: Post-Effective Amendment No. 12 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: April 21, 1995

         (iii) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC.
                Filing: Post-Effective Amendment No. 20 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: October 29, 2001

           (iv) Form of Fund Administrative Services Agreement between Registrant, on behalf of Franklin California Limited Term Tax-Free Income Fund, and Franklin
                Advisers, Inc.
                Filing:  Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: June 16, 2003


      (i)  Legal Opinion

           (i)  Opinion and Consent of Counsel dated August 18, 1998
                Filing: Post-Effective Amendment No. 16 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: August 21, 1998

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)       Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           (i)  Letter of Understanding dated April 12, 1995
                Filing:  Post-Effective Amendment No. 12 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: April 21, 1995

      (m)  Rule 12b-1 Plan

           (i) Amended and Restated Distribution Plan pursuant to Rule 12b-1 dated July 1, 1993 between Registrant, on behalf of the Franklin California Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton
                Distributors, Inc.
                Filing: Post-Effective Amendment No. 12 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: April 21, 1995

           (ii) Distribution Plan pursuant to Rule 12b-1 dated
                May 1, 1994 between Registrant, on behalf of the Franklin California Insured Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                Filing: Post-Effective Amendment No. 12 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: April 21, 1995

           (iii)Class C Distribution Plan pursuant to Rule 12b-1 dated October 31, 2000 between Registrant, on behalf of the Franklin California Insured Tax-Free Income Fund - Class C, and Franklin/Templeton Distributors, Inc.
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: October 29, 2001

           (iv) Class B Distribution Plan dated February 1, 2000 pursuant to Rule 12b-1 between Registrant, on behalf of Franklin California Insured Tax-Free Income
                Fund - Class B, and Franklin/Templeton
                Distributors, Inc.
                Filing: Post-Effective Amendment No. 19 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: October 27, 2000

          (v) Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin California Intermediate-Term Tax-Free Income Fund - Class C, and Franklin/Templeton Distributors, Inc.
                Filing:  Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: June 16, 2003


      (n)  Rule 18f-3 Plan

           (i) Multiple Class Plan dated February 1, 2000 on behalf of Franklin California Insured Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 19 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: October 27, 2000

           (ii) Multiple Class Plan on behalf of Franklin California Intermediate Term Tax- Free Income Fund
                Filing:  Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: June 16, 2003

      (p)  Code of Ethics

           (i)  Code of Ethics dated December 2002
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: June 16, 2003

      (q)   Power of Attorney dated November 12, 2002
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-99112
                Filing Date: June 16, 2003

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Administration Agreement, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's manager, also serve as officers and/or trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Recovery Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust

(b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Trust or its shareholder services agent, Franklin Templeton Investor Services, LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of June, 2003.

                               FRANKLIN CALIFORNIA TAX-FREE TRUST
                                  (Registrant)

                               By:  /s/ David P. Goss
                                    ----------------
                                    David P. Goss
                                    Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RUPERT H. JOHNSON, JR.*             Trustee and Chief Executive
-----------------------             Officer-Investment Management
Rupert H. Johnson, Jr.              Dated:  June 26, 2003


JIMMY D. GAMBILL *                  Chief Executive Officer-Finance
------------------                  and Administration
Jimmy D. Gambill                    Dated:  June 26, 2003


KIMBERLY H. MONASTERIO*             Chief Financial Officer
-----------------------             Dated:  June 26, 2003
Kimberly H. Monasterio

FRANK H. ABBOTT, III *              Trustee
----------------------              Dated:  June 26, 2003
Frank H. Abbott, III

HARRIS J. ASHTON*                   Trustee
-----------------                   Dated:  June 26, 2003
Harris J. Ashton

HARMON E. BURNS*                    Trustee
----------------                    Dated:  June 26, 2003
Harmon E. Burns

S. JOSEPH FORTUNATO*                Trustee
--------------------                Dated:  June 26, 2003
S. Joseph Fortunato

CHARLES B. JOHNSON*                 Trustee
-------------------                 Dated:  June 26, 2003
Charles B. Johnson

FRANK W.T. LAHAYE*                  Trustee
------------------                  Dated:  June 26, 2003
Frank W.T. LaHaye

GORDON S. MACKLIN*                  Trustee
------------------                  Dated:  June 26, 2003
Gordon S. Macklin


*BY  /s/ David P. Goss
     ___________________

      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)





                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                            REGISTRATION STATEMENT

                                EXHIBITS INDEX

EXHIBIT NO.           DESCRIPTION                           LOCATION

EX-99.(a)(i)        Agreement and Declaration of                *
                    Trust dated July 18, 1985

EX-99.(a)(ii)       Certificate of Amendment of                 *
                    Agreement and Declaration of
                    Trust for the Franklin California
                    Tax-Free Trust dated July 22, 1992

EX-99.(a)(iii)      Certificate of Amendment of                 *
                    Agreement and Declaration of
                    Trust of Franklin California
                    Tax-Free Trust dated March
                    21, 1995

EX-99.(b)(i)        By-Laws                                     *

EX-99.(b)(ii)       Amendment to By-Laws dated                  *
                    January 18, 1994

EX-99.(d)(i)        Management Agreement between                *
                    Registrant and Franklin
                    Advisers, Inc. dated November 1, 1986

EX-99.(d)(ii)       Management Agreement between                *
                    Registrant, on behalf of the
                    Franklin California Intermediate-Term
                    Tax-Free Income Fund,
                    and Franklin Advisers, Inc. dated
                    September 21, 1992

EX-99.(d)(iii)      Amendment dated August 1, 1995 to           *
                    the Management Agreement
                    between Registrant, on behalf of the
                    Franklin California
                    Intermediate-Term Tax-Free Income
                    Fund, and Franklin Advisers, Inc.
                    dated September 21, 1992

EX-99.(d)(iv)       Form of Management Agreement                *
                    between Registrant, on behalf of
                    Franklin California Limited Term
                    Tax-Free Income Fund, and Franklin
                    Advisers, Inc.

EX-99.(e)(i)        Amended and Restated Distribution           *
                    Agreement between Registrant and
                    Franklin/Templeton Distributors, Inc.
                    dated October 31, 2000

EX-99.(e)(ii)       Forms of Dealer Agreements                  *
                    between Franklin/Templeton
                    Distributors, Inc. and Securities
                    Dealers dated March 1, 1998

EX-99.(g)(i)        Master Custody Agreement between            *
                    Registrant and Bank of New York
                    dated February 16, 1996

EX-99.(g)(ii)       Amendment dated May 7, 1997 to              *
                    the Master Custody Agreement dated
                    February 16, 1996 between Registrant and
                    Bank of New York

EX-99.(g)(iii)      Amendment dated February 27,                *
                    1998, to Exhibit A of the Master
                    Custody Agreement between Registrant
                    and Bank of New York dated February 16,
                    1996

EX-99.(g)(iv)       Amendment dated February 1, 2003,           *
                    to Exhibit A of the Master Custody
                    Agreement between Registrant and Bank
                    of New York dated February 16, 1996

EX-99.(g)(v)        Terminal Link Agreement between             *
                    Registrant and Bank of New
                    York dated February 16, 1996

EX-99.(h)(i)        Agreement between Registrant and            *
                    Financial Guaranty Insurance Company
                    dated September 3, 1985

EX-99.(h)(ii)       Amendment to Agreement between              *
                    Registrant and Financial
                    Guaranty Insurance Company dated
                    November 24, 1992

EX-99.(h)(iii)      Subcontract for Fund                        *
                    Administrative Services dated January
                    1, 2001 between Franklin Advisers, Inc.
                    and Franklin Templeton Services, LLC.

EX-99.(h)(iv)       Form of Fund Administrative                 *
                    Services Agreement between
                    Registrant, on behalf of Franklin
                    California Limited Term Tax-Free Income
                    Fund, and Franklin Advisers, Inc.


EX-99.(i)(i)        Opinion and Consent of Counsel              *
                    dated August 18, 1998

EX-99.(j)(i)        Consent of Independent Auditors          Attached

EX-99.(l)(i)        Letter of Understanding dated               *
                    April 12, 1995

EX-99.(m)(i)        Amended and Restated Distribution           *
                    Plan pursuant to Rule 12b-1 dated
                    July 1, 1993 between Registrant,
                    on behalf of the Franklin
                    California Intermediate-Term
                    Tax-Free Income Fund, and
                    Franklin/Templeton Distributors,
                    Inc.

EX-99.(m)(ii)       Distribution Plan pursuant to               *
                    Rule 12b-1 dated May 1, 1994
                    between Registrant, on behalf of
                    the Franklin California
                    Insured Tax-Free Income Fund,
                    and Franklin/Templeton
                    Distributors, Inc.

EX-99.(m)(iii)      Class C Distribution Plan                   *
                    pursuant to Rule 12b-1 dated
                    October 31, 2000 between
                    Registrant, on behalf of the
                    Franklin California Insured
                    Tax-Free Income Fund - Class C,
                    and Franklin/Templeton
                    Distributors, Inc.

EX-99.(m)(iv)       Class B Distribution Plan dated             *
                    February 1, 2000 pursuant
                    to Rule 12b-1 between Registrant, on
                    behalf of Franklin California Insured
                    Tax-Free Income Fund - Class B, and
                    Franklin/Templeton Distributors, Inc.


EX-99.(m)(v)        Class C Distribution Plan                   *
                    pursuant to Rule 12b-1 between
                    Registrant, on behalf of Franklin
                    California Intermediate Term Tax-Free
                    Income Fund - Class C, and Franklin/
                    Templeton Distributors, Inc.

EX-99.(n)(i)        Multiple Class Plan dated                   *
                    February 1, 2000 on behalf of
                    Franklin California Insured Tax-Free
                    Income Fund

EX-99.(n)(ii)       Multiple Class Plan on                      *
                    behalf of Franklin California
                    Intermediate Term Tax-Free Income Fund

EX-99.(p)(i)        Code of Ethics dated December 2002          *

EX-99.(q)(i)        Power of Attorney dated November            *
                    12, 2002


*Incorporated by reference